Leases - Schedule of Operating Lease (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Operating Lease Cost [Abstract]
Right-of-use assets	$ 8,278	$ 8,560
Operating lease liabilities – current	2,227	2,033
Operating lease liabilities – non-current	6,490	6,943
Total operating lease liabilities	$ 8,717	$ 8,976
Weighted average remaining lease term (years)	3 years 9 months 3 days
Weighted average discount rate	3.63%